Trading Activities - Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Partnership's Derivative Instruments and Transactions Eligible for Offset Subject to Master Netting Agreements or Similar Agreements (Detail) - USD ($)
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gross Amounts Recognized	$ 7,848,215	$ 8,001,741
Gross Amounts Offset in the Statements of Financial Condition	(5,023,872)	(4,976,819)
Net Amounts Presented in the Statements of Financial Condition	2,824,343	3,024,922
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral (Received)/Pledged	0	0
Net Amount, Assets	2,824,343	3,024,922
Gross Amounts Recognized	(5,023,872)	(4,976,819)
Gross Amounts Offset in the Statements of Financial Condition	5,023,872	4,976,819
Net Amounts Presented in the Statements of Financial Condition	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral (Received)/Pledged	0	0
Net Amount, Liabilities	0	0
Net fair value	2,824,343	3,024,922
Futures Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized	4,631,978	5,512,072
Gross Amounts Offset in the Statements of Financial Condition	(1,950,039)	(3,609,748)
Net Amounts Presented in the Statements of Financial Condition	2,681,939	1,902,324
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral (Received)/Pledged	0	0
Net Amount, Assets	2,681,939	1,902,324
Gross Amounts Recognized	(1,950,039)	(3,609,748)
Gross Amounts Offset in the Statements of Financial Condition	1,950,039	3,609,748
Net Amounts Presented in the Statements of Financial Condition	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral (Received)/Pledged	0	0
Net Amount, Liabilities	0	0
Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized	3,216,237	2,489,669
Gross Amounts Offset in the Statements of Financial Condition	(3,073,833)	(1,367,071)
Net Amounts Presented in the Statements of Financial Condition	142,404	1,122,598
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral (Received)/Pledged	0	0
Net Amount, Assets	142,404	1,122,598
Gross Amounts Recognized	(3,073,833)	(1,367,071)
Gross Amounts Offset in the Statements of Financial Condition	3,073,833	1,367,071
Net Amounts Presented in the Statements of Financial Condition	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral (Received)/Pledged	0	0
Net Amount, Liabilities	$ 0	$ 0